FEDERATED HIGH YIELD TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 16, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED HIGH YIELD TRUST (the “Trust”)

Federated High Yield Trust

Class A Shares

Class C Shares

Institutional Shares

Service Shares

Class R6 Shares

Class T Shares

1933 Act File No. 2-91091

1940 Act File No. 811-4018

Dear Sir or Madam:

Post-Effective Amendment No. 66 under the Securities Act of 1933 and Amendment No. 62 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Trust has specified that it is to become effective April 26, 2018 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to amend the current Appendix B to add Ameriprise Financial and Morgan Stanley Smith Barney as additional financial intermediaries.

The Registrant notes that pursuant to the Staff’s IM Guidance Update No. 2016-06, the Registrant intends to submit under separate correspondence a request under Rule 485(b)(1)(vii), to treat this filing as the “Template filing” to avoid the need to file multiple Rule 485(a) filings for other Federated Investors Funds with substantially identical disclosure as it relates to the revisions to Appendix B. The revisions to Appendix B under Rule 485(b) to other Federated Investors Funds (the “Replicant Filings”) will include substantially identical disclosure as it relates to the revisions to Appendix B, incorporate changes made to the disclosure included in the Template filing to resolve any staff comments thereon, not include any other changes that would otherwise render them ineligible for filing under Rule 485(b), and will seek automatic effectiveness.

If you have any questions on the enclosed material, please contact me at (412) 288-1165.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures